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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09911
                                   ---------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive    Ellicott City, Maryland          21042
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 715-1145
                                                     ---------------------------

Date of fiscal year end:         June 30, 2007
                          ------------------------------------

Date of reporting period:       March 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
 SHARES     COMMON STOCKS -- 95.81%                                 VALUE
================================================================================
            AGRICULTURE -- 2.13%
1,600,000   Archer-Daniels-Midland Co.                          $   58,720,000
                                                                --------------
            APPAREL -- 3.08%
  500,000   Liz Claiborne, Inc.                                     21,425,000
  600,000   NIKE, Inc. - Class B                                    63,756,000
                                                                --------------
                                                                    85,181,000
                                                                --------------
            AUTO MANUFACTURERS -- 1.87%
  750,000   Honda Motor Co. Ltd. - ADR                              26,152,500
  200,000   Toyota Motor Corp. - ADR                                25,632,000
                                                                --------------
                                                                    51,784,500
                                                                --------------
            BANKS -- 0.97%
  300,000   Bank of America Corp.                                   15,306,000
  200,000   Barclays plc - ADR                                      11,388,000
                                                                --------------
                                                                    26,694,000
                                                                --------------
            BEVERAGES -- 5.96%
1,500,000   Coca-Cola Co. (The)                                     72,000,000
  400,000   Coca-Cola Enterprises, Inc.                              8,100,000
   30,200   Fomento Economico Mexicano, S.A. de C.V. - ADR           3,333,778
  750,000   Pepsi Bottling Group, Inc. (The)                        23,917,500
  900,000   PepsiCo, Inc.                                           57,204,000
                                                                --------------
                                                                   164,555,278
                                                                --------------
            BIOTECHNOLOGY -- 2.00%
1,750,000   Applera Corp. - Applied Biosystems Group                51,747,500
  119,500   Illumina, Inc. (a)                                       3,501,350
                                                                --------------
                                                                    55,248,850
                                                                --------------
            CHEMICALS -- 2.11%
  100,000   BASF AG - ADR                                           11,242,000
  341,700   Eastman Chemical Co.                                    21,639,861
  250,000   OM Group, Inc. (a)                                      11,170,000
  344,700   Sigma-Aldrich Corp.                                     14,311,944
                                                                --------------
                                                                    58,363,805
                                                                --------------
            COMMERCIAL SERVICES -- 0.58%
  200,000   Albany Molecular Research, Inc. (a)                      1,970,000
  558,700   Altair Nanotechnologies, Inc. (a)                        1,726,383
  200,000   Pharmaceutical Product Development, Inc.                 6,738,000
  200,000   Rent-A-Center, Inc. (a)                                  5,596,000
                                                                --------------
                                                                    16,030,383
                                                                --------------
            COMPUTERS -- 3.70%
1,000,000   Brocade Communications Systems, Inc. (a)                 9,520,000
  430,600   Computer Sciences Corp. (a)                             22,447,178
  750,000   Lexmark International, Inc. (a)                         43,845,000
  600,000   SanDisk Corp. (a)                                       26,280,000
                                                                --------------
                                                                   102,092,178
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
 SHARES     COMMON STOCKS -- 95.81% (CONTINUED)                     VALUE
================================================================================
            COSMETICS/PERSONAL CARE -- 3.36%
  600,000   Colgate-Palmolive Co.                               $   40,074,000
1,081,200   Estee Lauder Cos., Inc. (The) - Class A                 52,816,620
                                                                --------------
                                                                    92,890,620
                                                                --------------
            ELECTRICAL COMPONENTS & EQUIPMENT -- 1.52%
  308,000   Encore Wire Corp.                                        7,798,560
  400,000   Energizer Holdings, Inc. (a)                            34,132,000
                                                                --------------
                                                                    41,930,560
                                                                --------------
            ELECTRONICS -- 1.55%
  626,300   Benchmark Electronics, Inc. (a)                         12,939,358
1,000,000   Flextronics International Ltd. (a)                      10,940,000
  300,000   Garmin Ltd.                                             16,245,000
  100,000   Trimble Navigation Ltd. (a)                              2,684,000
                                                                --------------
                                                                    42,808,358
                                                                --------------
            ENERGY - ALTERNATE SOURCE -- 0.08%
  100,000   Headwaters, Inc. (a)                                     2,185,000
                                                                --------------
            ENVIRONMENTAL CONTROL -- 1.87%
1,500,000   Waste Management, Inc.                                  51,615,000
                                                                --------------
            FOOD -- 7.83%
1,435,000   Campbell Soup Co.                                       55,893,250
  700,000   General Mills, Inc.                                     40,754,000
  500,000   H.J. Heinz Co.                                          23,560,000
1,250,000   Kellogg Co.                                             64,287,500
1,000,000   Kraft Foods, Inc.                                       31,660,000
                                                                --------------
                                                                   216,154,750
                                                                --------------
            HEALTH CARE - PRODUCTS -- 2.71%
1,100,000   Johnson & Johnson                                       66,286,000
  100,000   Zimmer Holdings, Inc. (a)                                8,541,000
                                                                --------------
                                                                    74,827,000
                                                                --------------
            HEALTH CARE - SERVICES -- 1.16%
  400,000   Molina Healthcare, Inc. (a)                             12,236,000
  400,000   Quest Diagnostics, Inc.                                 19,948,000
                                                                --------------
                                                                    32,184,000
                                                                --------------
            HOME FURNISHINGS -- 0.62%
  150,000   Tempur-Pedic International, Inc.                         3,898,500
  500,000   TiVo, Inc. (a)                                           3,175,000
  116,900   Whirlpool Corp.                                          9,925,979
                                                                --------------
                                                                    16,999,479
                                                                --------------
            HOUSEHOLD PRODUCTS -- 3.91%
  500,000   Avery Dennison Corp.                                    32,130,000
  654,500   Clorox Co. (The)                                        41,685,105
  500,000   Kimberly-Clark Corp.                                    34,245,000
                                                                --------------
                                                                   108,060,105
                                                                --------------
            INTERNET -- 0.00%
  155,000   Ambient Corp. (a)                                            9,765
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
 SHARES     COMMON STOCKS -- 95.81% (CONTINUED)                     VALUE
================================================================================
            IRON/STEEL -- 1.70%
  600,000   Nucor Corp.                                         $   39,078,000
   75,000   POSCO - ADR                                              7,796,250
                                                                --------------
                                                                    46,874,250
                                                                --------------
            LEISURE TIME -- 1.28%
  600,000   Harley-Davidson, Inc.                                   35,250,000
                                                                --------------
            MEDIA -- 2.93%
  150,000   Comcast Corp - Class A Special (a)                       3,820,500
1,200,000   Grupo Televisa S.A. - ADR                               35,760,000
   50,000   Idearc, Inc.                                             1,755,000
  800,000   Tribune Co.                                             25,688,000
  400,000   Walt Disney Co. (The)                                   13,772,000
                                                                --------------
                                                                    80,795,500
                                                                --------------
            MISCELLANEOUS MANUFACTURING -- 0.09%
   49,400   FUJIFILM Holdings Corp. - ADR                            2,017,990
   71,500   Nanophase Technologies Corp. (a)                           419,705
                                                                --------------
                                                                     2,437,695
                                                                --------------
            OFFICE/BUSINESS EQUIPMENT -- 0.63%
  326,500   Canon, Inc. - ADR                                       17,526,520
                                                                --------------
            OIL & GAS -- 9.40%
  250,000   BP Amoco plc - ADR                                      16,187,500
  500,000   Chevron Corp.                                           36,980,000
  750,000   ConocoPhillips                                          51,262,500
  900,000   Exxon Mobil Corp.                                       67,905,000
  450,000   Marathon Oil Corp.                                      44,473,500
  100,000   Petroleo Brasileiro S.A. - ADR                           9,951,000
  250,000   Royal Dutch Petroleum Co.                               16,575,000
  250,000   Valero Energy Corp.                                     16,122,500
                                                                --------------
                                                                   259,457,000
                                                                --------------
            PHARMACEUTICALS -- 8.28%
  400,000   Biovail Corp.                                            8,744,000
  850,000   Forest Laboratories, Inc. (a)                           43,724,000
1,000,000   GlaxoSmithKline plc - ADR                               55,260,000
  300,000   King Pharmaceuticals, Inc. (a)                           5,901,000
  750,000   Novartis AG - ADR                                       40,972,500
1,000,000   Pfizer, Inc.                                            25,260,000
  125,000   Pharmacopeia Drug Discovery, Inc. (a)                      711,250
  579,000   Sanofi-Aventis - ADR                                    25,192,290
  250,000   Shire Pharmaceuticals Group plc - ADR                   15,475,000
  200,000   Teva Pharmaceutical Industries Ltd. - ADR                7,486,000
                                                                --------------
                                                                   228,726,040
                                                                --------------
            PIPELINES -- 0.81%
  500,000   ONEOK, Inc.                                             22,500,000
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
 SHARES     COMMON STOCKS -- 95.81% (CONTINUED)                     VALUE
================================================================================
            RETAIL -- 10.78%
  300,000   Dollar General Corp.                                $    6,345,000
1,350,000   Dollar Tree Stores, Inc. (a)                            51,624,000
  500,000   Gap, Inc. (The)                                          8,605,000
  700,000   Kohl's Corp. (a)                                        53,627,000
  750,000   Limited Brands, Inc.                                    19,545,000
1,200,000   McDonald's Corp.                                        54,060,000
3,000,000   Rite Aid Corp. (a)                                      17,310,000
1,300,000   TJX Cos., Inc. (The)                                    35,048,000
1,100,000   Wal-Mart Stores, Inc.                                   51,645,000
                                                                --------------
                                                                   297,809,000
                                                                --------------
            SEMICONDUCTORS -- 2.41%
  721,200   Nano-Proprietary, Inc. (a)                               1,824,636
1,500,000   OmniVision Technologies, Inc. (a)                       19,440,000
2,574,975   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR       27,680,981
  900,000   Veeco Instruments, Inc. (a)                             17,550,000
                                                                --------------
                                                                    66,495,617
                                                                --------------
            SOFTWARE -- 1.94%
  250,000   Accelrys, Inc. (a)                                       1,595,000
  200,000   BEA Systems, Inc. (a)                                    2,318,000
  150,000   Fiserv, Inc. (a)                                         7,959,000
  200,000   Intuit, Inc. (a)                                         5,472,000
2,000,000   Oracle Corp. (a)                                        36,260,000
                                                                --------------
                                                                    53,604,000
                                                                --------------
            TELECOMMUNICATIONS -- 7.30%
  100,000   Amdocs Ltd. (a)                                          3,648,000
  300,000   AT&T, Inc.                                              11,829,000
  107,800   BT Group plc - ADR                                       6,469,078
   95,400   China Mobile Ltd. - ADR                                  4,278,690
2,000,000   Cisco Systems, Inc. (a)                                 51,060,000
  490,900   NETGEAR, Inc. (a)                                       14,005,377
2,500,000   Nokia Oyj - ADR                                         57,300,000
1,350,000   Verizon Communications, Inc.                            51,192,000
  122,000   Windstream Corp.                                         1,792,180
                                                                --------------
                                                                   201,574,325
                                                                --------------
            TOYS/GAMES/HOBBIES -- 1.25%
1,250,000   Mattel, Inc.                                            34,462,500
                                                                --------------
            TOTAL COMMON STOCKS (Cost $2,404,747,607)           $2,645,847,078
                                                                --------------

================================================================================
  UNITS     UNIT TRUSTS -- 0.00%                                    VALUE
================================================================================
    2,700   Penn West Energy Trust (Cost $112,307)              $       79,326
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
 CONTRACTS    PUT OPTION CONTRACTS -- 1.96%                         VALUE
================================================================================
    8,000     Russell 2000 Index Option, 06/15/2007 at $780     $   15,984,000
    8,000     S&P 500 Index Option, 06/15/2007 at $1,400            19,568,000
    6,000     S&P 500 Index Option, 06/15/2007 at $1,420            18,408,000
                                                                --------------
              TOTAL PUT OPTION CONTRACTS (Cost $55,483,000)     $   53,960,000
                                                                --------------

              TOTAL INVESTMENTS AT VALUE -- 97.77%
                (Cost $2,460,342,914)                           $2,699,886,404
                                                                --------------

================================================================================
  SHARES      MONEY MARKET FUNDS -- 7.35%                           VALUE
================================================================================
202,937,745   First American Treasury Obligations Fund -
                Class A (Cost $202,937,745)                     $  202,937,745
                                                                --------------

              TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT       $2,902,824,149
                VALUE -- 105.12% (Cost $2,663,280,659)

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.12%)    (141,328,979)
                                                                --------------

              NET ASSETS -- 100.00%                             $2,761,495,170
                                                                ==============

(a)  Non-income producing security.

ADR  - American Depositary Receipt

See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
MARCH 31, 2007 (UNAUDITED)

================================================================================
                                                       VALUE OF       PREMIUMS
CONTRACTS   WRITTEN CALL OPTIONS                       OPTIONS        RECEIVED
================================================================================
 8,000  Russell 2000 Index Option,
         06/15/2007 at $780                          $ 36,928,000   $ 25,428,000
 6,000  S&P 500 Index Option, 06/15/2007 at $1,250    109,638,000    120,591,000
 8,000  S&P 500 Index Option, 06/15/2007 at $1,400     42,872,000     38,343,000
                                                     ------------   ------------
                                                     $189,438,000   $184,362,000
                                                     ============   ============

See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS -- 22.59%                               VALUE
================================================================================
             ELECTRICAL EQUIPMENT -- 1.01%
    35,000   Endesa S.A. - ADR                                 $  1,873,550
                                                               ------------
             ELECTRIC UTILITIES -- 0.27%
    25,000   Korea Electric Power Corp. - ADR                       500,000
                                                               ------------
             METALS & MINING -- 21.31%
   100,000   Agnico-Eagle Mines Ltd.                              3,542,000
   100,000   AngloGold Ashanti Ltd. - ADR                         4,459,000
   350,000   Barrick Gold Corp.                                   9,992,500
   200,000   Compania de Minas Buenaventura S.A.u. - ADR          5,990,000
   125,000   Goldcorp, Inc.                                       3,002,500
    75,000   Harmony Gold Mining Co. Ltd. - ADR (a)               1,042,500
   225,000   Newmont Mining Corp.                                 9,447,750
    50,000   Randgold Resources Ltd. - ADR                        1,195,500
    75,000   Stillwater Mining Co. (a)                              951,750
                                                               ------------
                                                                 39,623,500
                                                               ------------
                   TOTAL COMMON STOCKS (Cost $38,956,465)      $ 41,997,050
                                                               ------------

================================================================================
PAR VALUE    U.S. TREASURY OBLIGATIONS -- 70.87%                   VALUE
================================================================================
             U.S. TREASURY BILLS -- 18.62%
$15,000,000  Discount note, due 06/14/2007                     $ 14,851,560
 20,000,000  Discount note, due 06/21/2007                       19,782,440
                                                               ------------
                                                                 34,634,000
                                                               ------------
             U.S. TREASURY INFLATION-PROTECTION NOTES --  52.25%
23,257,800   3.50%, due 01/15/2011                               24,563,330
30,775,950   3.375%, due 01/15/2012                              32,659,777
22,513,400   3.00%, due 07/15/2012                               23,605,660
16,529,850   1.875%, due 07/15/2013                              16,319,359
                                                               ------------
                                                                 97,148,126
                                                               ------------
             TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $130,862,995)                              $131,782,126
                                                               ------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
   PAR VALUE     U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.23%           VALUE
================================================================================
                 FEDERAL FARM CREDIT BANK -- 0.21%
$  400,000       2.625%, due 09/24/2007                            $    395,110
                                                                   ------------
                 FEDERAL HOME LOAN BANK -- 0.27%
   500,000       5.70%, due 04/16/2018                                  495,701
                                                                   ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.75%
JPY 600,000,000  2.125%, due 10/09/2007                               5,122,229
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (Cost $6,199,681)                                $  6,013,040
                                                                   ------------
                 TOTAL INVESTMENTS AT VALUE - 96.69%
                  (Cost $176,019,141)                              $179,792,216
                                                                   ------------

================================================================================
  SHARES         MONEY MARKET FUNDS -- 3.07%                          VALUE
================================================================================
 5,698,520       First American Treasury Obligations Fund - Class A
                  (Cost $5,698,520)                                $  5,698,520
                                                                   ------------
                 TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE --
                   99.76% (Cost $181,717,661)                      $185,490,736
                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.24%         448,545
                                                                   ------------
                 NET ASSETS -- 100.00%                             $185,939,281
                                                                   ============

(a)  Non-income producing security.

ADR  American Depositary Receipt

JPY Japanese Yen

See accompanying notes to Portfolio of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

1.    SECURITIES AND OPTIONS VALUATION

The portfolio securities of the Hussman Strategic Growth Fund and the Hussman Total Return Fund are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the investment adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally shall be valued at the mean of their closing bid and asked prices. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

HUSSMAN INVESTMENT TRUST

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2007:

                                                    Hussman Strategic
                                Hussman Strategic         Total
                                   Growth Fund         Return Fund
                                -----------------   -----------------
Cost of portfolio investments
  and written options             $2,275,984,063      $176,763,983
                                  ==============      ============
Gross unrealized appreciation     $  334,219,702      $  6,098,335
Gross unrealized depreciation        (99,755,361)       (3,070,102)
                                  --------------      ------------
Net unrealized appreciation       $  234,464,341      $  3,028,233
                                  ==============      ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust
             --------------------------------------------------------------

By (Signature and Title)*     /s/ John P. Hussman
                           ------------------------------------------------
                              John P. Hussman, President

Date          May 14, 2007
      -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John P. Hussman
                           ------------------------------------------------
                              John P. Hussman, President

Date          May 14, 2007
      -------------------------------

By (Signature and Title)*     /s/ Mark J. Seger
                           ------------------------------------------------
                              Mark J. Seger, Treasurer

Date          May 14, 2007
      -------------------------------

* Print the name and title of each signing officer under his or her signature.